Unaudited Condensed Consolidated Interim Statements of Loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Grant income	SFr 245	SFr 250	SFr 467	SFr 479
Operating income	245	250	467	479
Research and development expenses	(16,465)	(6,198)	(27,321)	(12,346)
General and administrative expenses	(6,265)	(4,797)	(10,959)	(8,840)
Merger and listing expense				(34,863)
Operating expenses	(22,730)	(10,995)	(38,280)	(56,049)
Operating loss	(22,485)	(10,745)	(37,813)	(55,570)
Finance income	660	216	1,241	253
Finance expense	(87)	(17)	(128)	(1,297)
Fair value adjustment on warrant liabilities	1,370	(2,625)	(1,699)	(2,203)
Foreign currency exchange gain (loss)	(267)	408	1,527	161
Finance result	1,676	(2,018)	941	(3,086)
Loss before tax for the period	(20,809)	(12,763)	(36,872)	(58,656)
Income tax expense	(30)	(114)	(60)	(236)
Loss for the period	SFr (20,839)	SFr (12,877)	SFr (36,932)	SFr (58,892)
Loss per share [abstract]
Basic, loss for the period attributable to equity holders	SFr (0.51)	SFr (0.38)	SFr (0.96)	SFr (2.53)
Diluted, loss for the period attributable to equity holders	SFr (0.51)	SFr (0.38)	SFr (0.96)	SFr (2.53)